Jul. 28, 2020
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 28, 2020

The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information of the Fund listed below:
Invesco Oppenheimer Master Loan Fund
This supplement amends the current Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information is added after the second paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and after the third paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks” in the Statutory Prospectus:
The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use currency futures and currency swaps to hedge its exposure to foreign currencies.
The following information replaces the first paragraph under the headings “Principal Risks of Investing in the Fund – Risks of Foreign Investing” in the Summary Prospectus and under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks – Risks of Foreign Investing” in the Statutory Prospectus:
Risks of Foreign Investing. The Fund can invest in loans that are made to foreign borrowers, or other debt securities issued by them. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in governmental, economic or monetary policies in the U.S. or abroad, or other political and economic factors.
The following are added to the sections “Principal Risks of Investing in the Fund” in the Summary Prospectus and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks” in the Statutory Prospectus:
Risks of Foreign Currency Forwards. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices.
Risks of Currency Swaps. Currency swaps entail both credit risk and liquidity risk. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in losses to the Fund.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Risks of Hedging. The Fund may engage in “hedging” strategies through the use of futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 28, 2020

The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information of the Funds listed below:
Invesco Oppenheimer Senior Floating Rate Fund
Invesco Oppenheimer Senior Floating Rate Plus Fund
This supplement amends the current Prospectuses and Statement of Additional Information of the above referenced funds (each, a “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces the fourth paragraph with respect to Invesco Oppenheimer Senior Floating Rate Fund and the fifth paragraph with respect to Invesco Oppenheimer Senior Floating Rate Plus Fund under the section “Principal Investment Strategies of the Fund” in the Summary Prospectus and corresponding changes are made to the Statutory Prospectus:
The Fund may invest in securities of U.S. and foreign issuers. The Fund can invest in Senior Loans or other investments (such as subordinated debt and fixed-rate loans) issued by foreign entities.
The following information is added after the fifth paragraph with respect to Invesco Oppenheimer Senior Floating Rate Fund and after the sixth paragraph with respect to Invesco Oppenheimer Senior Floating Rate Plus Fund under the heading “Principal Investment Strategies of the Fund” in the Summary Prospectus and corresponding changes are made to the Statutory Prospectus:
The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use currency futures and currency swaps to hedge its exposure to foreign currencies.
The following is added at the end of the section “Risks of Foreign Investing” under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and corresponding changes are made to the Statutory Prospectus:
Currency hedging strategies, if used, are not always successful. For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.
The following are added to the sections “Principal Risks of Investing in the Fund” in the Summary Prospectus and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s), Principal Investment Strategies and Risks” in the Statutory Prospectus:
Risks of Foreign Currency Forwards. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices.
Risks of Currency Swaps. Currency swaps entail both credit risk and liquidity risk. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in losses to the Fund.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Risks of Hedging. The Fund may engage in “hedging” strategies through the use of futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.